Prepaid expenses and other current assets (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Prepaid Expenses and Other Current Assets Explanatory
	September 30, 2022	December 31, 2021
	$	$
Prepaid insurance	839	421
Prepaid research and development	1,561	1,329
Other	74	22
	2,474	1,772